Derivative Financial Instruments (Summary of Gains and Losses on Derivatives not Designated or Qualifying as Hedges) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 737,778	¥ (157,122)	¥ 481,016
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		(130,312)	(27,893)	388,289
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		145,979	115,181	(111,920)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	728,226	(209,488)	217,744
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[2]	(13,877)	(58,602)	8,046
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 7,762	¥ 23,680	¥ (21,143)

[1]	The net gains (losses) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.
[2]	Amounts include the net gains (losses) of ¥2,838 million, ¥(2,956) million and ¥(605) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2020, 2021 and 2022, respectively.